Consolidated Statements of Comprehensive Income ¥ in Thousands, $ in Thousands	12 Months Ended
	Aug. 31, 2021 CNY (¥)	Aug. 31, 2021 USD ($)	Aug. 31, 2020 CNY (¥)	Aug. 31, 2019 CNY (¥)
Statement of Comprehensive Income [Abstract]
Net income/(loss)	¥ (165,803)	$ (25,665)	¥ 164,174	¥ 252,758
Other comprehensive income/(expense), net of tax
Foreign currency translation adjustment	(17,156)	(2,656)	106,387	3,247
Other comprehensive income/(loss)	(17,156)	(2,656)	106,387	3,247
Comprehensive income/(loss)	(182,959)	(28,321)	270,561	256,005
Less: comprehensive income/(loss) attributable to non-controlling interests	(113,107)	(17,508)	3,140	11,721
Comprehensive income/(loss) attributable to ordinary shareholders	¥ (69,852)	$ (10,813)	¥ 267,421	¥ 244,284